Organization Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2014
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.

Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). On March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the Securities Act and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. At December 31, 2014, members of the Family owned, directly or indirectly, approximately 64.8% of the outstanding common shares, in the aggregate. Furthermore, on August 7, 2013, the Company completed a public offering of 2,000,000 shares of its 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share and on January 21, 2014, the Company completed a public offering of 4,000,000 shares of its 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share.

As of December 31, 2013 and 2014, the Company owned and/or operated a fleet of 52 and 55 container vessels, respectively, with a total carrying capacity of approximately 295,872 TEU and 320,407 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.

At December 31, 2014, Costamare had 92 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except for five incorporated in the Republic of the Marshall Islands, out of which 55 operate vessels, 31 have sold or disposed their vessels and are dormant, one was established to be used for future vessel acquisitions, one was established to participate in investments (Note 10) and four to participate in future investments.

On October 2, 2014, Costamare Partners LP (the MLP), a Marshall Islands limited partnership and a wholly owned subsidiary of the Company, filed a Registration Statement on Form F-1 with the SEC (which registration statement was subsequently amended and re-filed on October 23, 2014, November 12, 2014 and January 30, 2015) for the initial public offering of common units representing limited partnership interests (the common units) in the MLP. The number of common units to be offered and the price range for the offering have not yet been finally determined.  The proceeds from the offering are expected to be used principally to reduce indebtedness and for general partnership purposes, with the remainder to be distributed to the Company.  If the offering is completed, the Company expects to contribute to the MLP a 100% interest in the entities which own four of the Company's existing container vessels.  Following the offering, the MLP will remain a consolidated subsidiary of the Company as the Company will retain a majority of the MLP's total equity interests and, through a subsidiary, act as its general partner.  Completion of the initial public offering is subject to further authorization of the board of directors of the Company, as well as completion of the SEC review process.